(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
(LOSS) INCOME PER SHARE [Abstract]
(LOSS) INCOME PER SHARE

Note 18—(LOSS) INCOME PER SHARE

Basic (loss) income per share for the years ended December 31, 2013, 2014 and 2015 is calculated as follows:

	Year Ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic (loss) income per share:
Numerator:
Net (loss) income attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share	(95,923)	(46,942)	59,305	28,812	61,691	9,523	29,857	4,609
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	269,520,110	131,896,605	271,445,384	131,876,660	272,491,397	272,491,397	131,876,660	131,876,660
Basic (loss) income per Class A and Class B common shares	(0.36)	(0.36)	0.22	0.22	0.23	0.04	0.23	0.04

Diluted (loss) income per share for the years ended December 31, 2013, 2014 and 2015 is calculated as follows:

	Year Ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted (loss) income per share:
Numerator:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	(95,923)	(46,942)	60,219	27,898	62,460	9,642	29,088	4,491
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares	(46,942)	—	27,898	—	29,088	4,491	—	—
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	(142,865)	(46,942)	88,117	27,898	91,548	14,133	29,088	4,491
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	269,520,110	131,896,605	271,445,384	131,876,660	272,491,397	272,491,397	131,876,660	131,876,660
Conversion of Class B to Class A common shares	131,896,605	—	131,876,660	—	131,876,660	131,876,660	—	—
Dilutive options	—	—	13,211,010	—	10,677,390	10,677,390	—	—
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	401,416,715	131,896,605	416,533,054	131,876,660	415,045,447	415,045,447	131,876,660	131,876,660
Diluted (loss) income per Class A and Class B common share	(0.36)	(0.36)	0.21	0.21	0.22	0.03	0.22	0.03

The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2013, 2014 and 2015 as the effect would be anti-dilutive.